Consolidated Statements of Operations and Comprehensive Loss (CAD)	12 Months Ended
	May 31, 2012	May 31, 2011
General and Administrative Expenses
Amortization of equipment	1,139	1,497
Filing and regulatory fees	20,279	23,280
Foreign exchange (gain) loss	(23,735)	3,146
Geological consulting		1,172
Consulting, Management and directors’ fees (Note 14)	139,899	139,344
Office and sundry	21,374	17,820
Office rent and utilities (Note 14)	16,779	14,515
Professional fees	52,908	44,489
Publicity, promotion and investor relations	127,511	126,119
Secretarial and employee benefits (Note 14)	33,852	29,467
Stock-based compensation (Note 12)	1,897	63,775
Telephone	6,080	8,901
Transfer agent fees	5,148	6,147
Travel, auto and entertainment	8,789	19,551
Operating Loss	(411,920)	(499,223)
Other Income (Expenses)
Miscellaneous income	19,232	22,876
Interest income	3,286
Interest expense		(1,645)
Gain on sale of equipment		1,147
Loss on sale of mineral property	(376,928)
Available for sale investments written off		(4,024)
Mineral Property written off		(7,500)
Exploration expenditures written off		(45,815)
Total other income (expense)	(354,410)	(34,961)
Net Loss for the Year	(766,330)	(534,184)
Translation of foreign operation (Note 3)	1,001,590	(138,914)
Available-for-sale investments		3,187
Comprehensive Income (Loss) for the Year	235,260	(669,911)
Loss per Share – Basic and Diluted	(0.01)	(0.01)
Weighted Average Number of Common Shares Outstanding, Basic and Diluted	72,486,938	69,973,962